Other income / (charges) (Tables)	12 Months Ended
Dec. 31, 2025
Text block 1 [Abstract]
Summary of Other Income / (Charges)

	2025	2024	2023

Other income	137	153	35

Other charges	(6)	(8)	(92)

For the year ended December 31	130	145	(57)